REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2017
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

The Savings Bank’s actual capital ratios for fiscal 2017 are presented in the following table, which show that the Savings Bank met all regulatory capital requirements.

	June 30, 2017
	WVS		West View

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$33,231	19.40%	$31,421	18.35%
To Be Well Capitalized	11,135	6.50	11,128	6.50
For Capital Adequacy Purposes	7,709	4.50	7,704	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$33,231	19.40%	$31,421	18.35%
To Be Well Capitalized	13,704	8.00	13,696	8.00
For Capital Adequacy Purposes	10,278	6.00	10,272	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$33,688	19.67%	$31,878	18.62%
To Be Well Capitalized	17,131	10.00	17,120	10.00
For Capital Adequacy Purposes	13,704	8.00	13,696	8.00
Tier I Capital (to Average Total Assets)
Actual	$33,231	9.53%	$31,421	9.02%
To Be Well Capitalized	17,427	5.00	17,422	5.00
For Capital Adequacy Purposes	13,942	4.00	13,937	4.00

The Savings Bank’s actual capital ratios for fiscal 2016 are presented in the following table, which show that the Savings Bank met all regulatory capital requirements.

	June 30, 2016
	WVS		West View

	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$33,323	17.69%	$31,076	16.75%
To Be Well Capitalized	12,246	6.50	12,056	6.50
For Capital Adequacy Purposes	8,478	4.50	8,346	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$33,323	17.69%	$31,076	16.75%
To Be Well Capitalized	15,072	8.00	14,838	8.00
For Capital Adequacy Purposes	11,304	6.00	11,128	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$33,731	17.90%	$31,484	16.97%
To Be Well Capitalized	18,841	10.00	18,547	10.00
For Capital Adequacy Purposes	15,072	8.00	14,838	8.00
Tier I Capital (to Average Total Assets)
Actual	$33,323	9.95%	$31,076	9.28%
To Be Well Capitalized	16,744	5.00	16,739	5.00
For Capital Adequacy Purposes	13,395	4.00	13,391	4.00